Shareholder Report, Average Annual Return (Details)	12 Months Ended		32 Months Ended	60 Months Ended	63 Months Ended	67 Months Ended	91 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000017045 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.41%			7.42%				6.79%
C000017047 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.70%			7.64%				7.00%
C000189734 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.64%			7.63%			7.83%
C000017101 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	37.43%			16.67%				14.56%
C000017103 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	37.71%			16.90%				14.79%
C000189744 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	37.91%			17.08%			16.93%
C000017102 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	29.21%			15.01%				13.60%
C000088050 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	36.06%			15.51%				13.42%
C000017105 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	36.76%			16.09%				13.99%
C000189743 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	37.72%			16.90%			16.76%
C000131599 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	37.91%			17.08%				14.97%
C000236113 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	38.69%		13.21%
C000017106 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	40.52%			11.37%				10.53%
C000017108 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	40.75%			11.59%				10.75%
C000189746 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	41.01%			11.76%			12.47%
C000017107 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.03%			9.78%				9.60%
C000017109 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	39.18%			10.26%				9.43%
C000055524 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	39.75%			10.81%				9.98%
C000189745 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	40.73%			11.59%			12.30%
C000129042 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	41.01%			11.76%				10.92%
C000236114 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	41.87%		8.85%
C000017053 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	36.74%			16.48%				14.53%
C000017055 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	37.03%			16.72%				14.76%
C000189738 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	37.23%			16.89%			16.54%
C000017054 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	28.57%			14.82%				13.57%
C000017058 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	35.41%			15.33%				13.39%
C000017059 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	36.06%			15.90%				13.96%
C000189737 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	37.03%			16.72%			16.36%
C000131597 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	37.24%			16.89%				14.93%
C000247666 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		33.80%
C000017049 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	34.79%			11.29%				10.97%
C000017048 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	35.07%			11.52%				11.18%
C000189736 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	35.25%			11.69%			12.82%
C000017050 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.73%			9.72%				10.04%
C000017052 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	33.45%			10.19%				9.86%
C000055516 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	34.09%			10.74%				10.41%
C000189735 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	35.11%			11.52%			12.65%
C000131596 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	35.27%			11.68%				11.35%
C000212512 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	36.37%			12.60%			12.22%
C000017094 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.47%			13.84%				12.09%
C000017095 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.76%			14.07%				12.32%
C000189742 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.95%			14.24%			14.44%
C000017096 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.58%			12.23%				11.15%
C000017098 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.19%			12.71%				10.98%
C000017099 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.81%			13.27%				11.54%
C000189741 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.77%			14.07%			14.27%
C000212514 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.97%			14.24%		14.39%
C000212513 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	33.54%			14.75%		14.90%
C000017060 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	42.20%			18.63%				15.81%
C000017062 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	42.49%			18.86%				16.04%
C000189740 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	42.70%			19.04%			18.60%
C000017061 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	33.68%			16.94%				14.83%
C000017063 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	40.78%			17.45%				14.65%
C000017064 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	41.49%			18.03%				15.23%
C000189739 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	42.50%			18.87%			18.43%
C000131598 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	42.70%			19.04%				16.21%
C000214991 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	43.50%			19.74%	19.20%
Without Sales Load [Member] | C000017102 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	37.10%			16.38%				14.28%
Without Sales Load [Member] | C000017107 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	40.09%			11.09%				10.25%
Without Sales Load [Member] | C000017054 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	36.42%			16.19%				14.25%
Without Sales Load [Member] | C000017050 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	34.46%			11.03%				10.70%
Without Sales Load [Member] | C000017096 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.18%			13.56%				11.81%
Without Sales Load [Member] | C000017061 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	41.84%			18.33%				15.52%
S&P 500 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	38.02%			15.27%				13.00%
Bloomberg U.S. Aggregate Bond [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%			(0.23%)				1.49%
S&P 500 (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	38.02%			15.27%			14.35%
Bloomberg U.S. Aggregate Bond (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%			(0.23%)			1.30%
Russell 1000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%			15.00%				12.75%
Russell 1000 (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%			15.00%			14.09%
Russell 1000 (Inception Date 3/1/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%		12.29%
Russell 3000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%			14.60%				12.44%
Russell 3000 (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%			14.60%			13.69%
Russell 3000 (Inception Date 3/1/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%		11.87%
Russell 1000 (Inception Date 3/13/1997) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%			15.00%				12.75%
Russell 1000 (Inception Date 11/2/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		34.12%
Russell 3000 (Inception Date 4/1/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%			14.60%			14.22%
S&P 500 (Inception Date 4/1/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	38.02%			15.27%		14.97%
Russell 1000 (Inception Date 8/1/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%			15.00%	14.85%
60% S&P 500/40% Bloomberg U.S. Aggregate Bond [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.44%			9.13%				8.52%
60% S&P 500/40% Bloomberg U.S. Aggregate Bond (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.44%			9.13%			9.21%
Russell 1000 Growth [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	43.77%			19.00%				16.18%
Russell 1000 Growth (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	43.77%			19.00%			18.32%
Russell 1000 Growth (Inception Date 3/1/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	43.77%		15.09%
Russell Midcap Growth [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	38.67%			11.46%				11.19%
Russell Midcap Growth (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	38.67%			11.46%			12.70%
Russell Midcap Growth (Inception Date 3/1/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	38.67%		8.69%
Russell 1000 Growth (Inception Date 3/13/1997) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	43.77%			19.00%				16.18%
Russell 1000 Growth (Inception Date 11/2/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		39.10%
Russell 2000 Growth [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	36.49%			7.92%				8.15%
Russell 2000 Growth (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	36.49%			7.92%			8.50%
Russell 2000 Growth (Inception Date 4/1/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	36.49%			7.92%			7.15%
Russell 1000 Growth (Inception Date 8/1/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	43.77%			19.00%	18.58%